SUBSEQUENT EVENTS (Details Narrative)															1 Months Ended
	Apr. 06, 2022 USD ($) ft²	Feb. 09, 2022 USD ($) $ / shares shares	Feb. 03, 2022 shares	Feb. 02, 2022 USD ($)	Jul. 26, 2021 shares	Jul. 22, 2021 shares	Jun. 29, 2021 shares	Jun. 28, 2021 shares	Jun. 21, 2021 shares	Jun. 18, 2021 shares	Jun. 15, 2021 shares	Jun. 14, 2021 $ / shares shares	Jun. 11, 2021 shares	Apr. 22, 2021 USD ($) shares	Feb. 28, 2022 USD ($)	Mar. 30, 2022 USD ($)	Dec. 31, 2021 $ / shares	Oct. 31, 2021 $ / shares	Sep. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Apr. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Subsequent Event [Line Items]
Number of convertible securities issued | shares						16,250	16,000		50,000		57,143	42,658		25,000
Number of shares issued on offering | shares					7,500			5,000		28,572		5,000	10,000
Sale of stock, price per share | $ / shares												$ 7
Warrants expiration period												3 years						3 years	5 years	3 years	3 years	5 years		2 years	5 years	3 years
Warrants exercise price | $ / shares												$ 8.00					$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 20.80	$ 80.00	$ 8.00	$ 8.00
Repayments of notes payable | $														$ 151,688
Subsequent Event [Member]
Subsequent Event [Line Items]
Consulting agreement term				1 year
Long-Term Line of Credit | $																$ 250,000
Subsequent Event [Member] | Public Offering [Member]
Subsequent Event [Line Items]
Number of shares issued on offering | shares		2,530,121
Sale of stock, price per share | $ / shares		$ 4.15
Proceeds from initial public offering | $		$ 10,500,000
Warrants expiration period		5 years
Warrants exercise price | $ / shares		$ 2.01
Subsequent Event [Member] | Two Outstanding Notes [Member]
Subsequent Event [Line Items]
Number of convertible securities issued | shares			186,067
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Repayments of notes payable | $															$ 2,562,122
Subsequent Event [Member] | Series B Convertible Preferred [Member]
Subsequent Event [Line Items]
Numnber of convertible shares issued | shares			201,358
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Numnber of convertible shares issued | shares			251,698
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
General business development services amount | $				$ 40,000
Subsequent Event [Member] | Two Year Lease Agreement [Member] | Nashville [Member]
Subsequent Event [Line Items]
Office space | ft²	1,750
Lease cost | $	$ 4,750